RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

(a) Nature of relationships with related parties

Name	Relationship with the Company
Ms. Ding Xiameng	The Company’s controlling shareholder and chairman of the Company’s Board of Directors
Mr. Kwok Wai Man	Chief Executive Officer of HCYC HK
Mihoshi Technology Group (Hong Kong) Company Limited	Controlled by Ms. Ding Xiameng
Summit Planned Limited	Mr. Kwok Wai Man worked as a director until April 29, 2022

(b) Related parties’ transaction balances

Name	March 31, 2024	March 31, 2023
Non-interest-bearing borrowings (1)
Ms. Ding Xiameng	$582,471	$82,554
Mr. Kwok Wai Man	5,037	3,243
	$587,508	$85,797
Payable to related party related to referral service
Mr. Kwok Wai Man	$1,400	-

Total due to related parties	$588,908	$85,797

(1)	As of March 31, 2024 and 2023, the balances of due to related parties were comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(c) Related party transactions

	For the years ended March 31,
	2024	2023
Purchase of referral service (1)
Summit Planned Ltd	$-	$155,979
Mr. Kwok Wai Man	37,279	-
Total	$37,279	$155,979

Sale of investment in an affiliate (2)
Ms. Ding Xiameng	$-	$199,238
Total	$37,279	$199,238

(1)	The Company has entered into agreements with two related parties, Summit Planned Ltd and Mr. Kwok Wai Man, pursuant to which two related parties are obligated to facilitate the Company’s brokerage business by referring potential insurance policyholders to the Company and are entitled with the commissions for the insurance policies bought by those policyholders when become effective

(2)	The Company sold the 340,000 ordinary shares in SGI Group Limited to Ms. Ding Xiameng on June 15, 2022, the consideration of the shares is HKD 1,564,000(approximately $199,238).

Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

Note 5 - Related Party Transactions

On September 28, 2021, the Sponsor received 1,437,500 of the Company’s Class B ordinary shares in exchange for $25,000 paid for deferred offering costs borne by the Sponsor.

On January 8, 2022, the board of directors of the Company and the Sponsor, as sole shareholder of the Company, approved, through a special resolution, the following share capital changes (see Note 7):

(a) Each of the authorized but unissued 200,000,000 Class A ordinary shares were cancelled and re-designated as the ordinary shares of $0.0001 par value each;

(b) Each of the 1,437,500 Class B ordinary shares in issue were repurchased in consideration for the issuance of 1,437,500 ordinary shares of $0.0001 par value each; and

(c) Upon completion of the above steps, the authorized but unissued 20,000,000 Class B ordinary shares were cancelled.

On January 8, 2022, the Company issued an additional 287,500 ordinary shares to the Sponsor for no additional consideration, resulting in the Sponsor holding an aggregate of 1,725,000 ordinary shares (the “Founder Shares”). The issuance was considered as a bonus share issuance, in substance a recapitalization transaction, which was recorded and presented retroactively. The Founder Shares include an aggregate of up to 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part (refer Note 7). On January 6, 2023, the underwriters notified the Company that it is exercising the over-allotment option with respect to the 900,000 additional Units, which was subsequently closed on January 9, 2023, generating gross proceeds to the Company of $9,000,000. Simultaneously, an amount of $352,350 due to related party was converted into over-allotment of Private Placement, and the underwriter deposited additional $34,650 on behalf of Sponsor for 17,325 Founder Shares for $2.00 per share which was sold by the Sponsor to underwriters. As a result, the Sponsor purchased an additional 38,700 Private Units, an aggregate of 409,200 units at a price of $10.00 per Private Placement Unit (an aggregate of $4,092,000).

On January 3, 2023, the Founder Shares and Private Units were placed into an escrow account maintained by American Stock Transfer & Trust Company acting as escrow agent. The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.

Promissory Note - Related Party

On September 30, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note was amended and restated on November 23, 2021, to change the December 31, 2021 due date to March 31, 2022, amended and restated on January 26, 2022 to change the March 31, 2022 due date to May 31, 2022 and amended and restated again on October 20, 2022 to change the May 31, 2022 due date to December 31, 2022. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2022, or (ii) the consummation of the IPO.

On September 27, 2023, the Company notified Equiniti Trust Company, the trustee of the Company’s trust account (the “Trust Account”), that it was extending the time available to the Company to consummate its initial business combination from October 4, 2023, to January 4, 2024 (the “Extension”). The Extension is the first of up to three (3) three-month extensions permitted under the Company’s governing documents.

On September 27, 2023, the Company extended the time to complete its initial business combination from October 4, 2023 to January 4, 2024 by depositing an aggregate of $690,000 into the Trust Account. In connection with this extension, on September 26, 2023, the Company also entered into a non-interest bearing promissory note with the Sponsor for $690,000, that is payable on the earlier of January 4, 2024 or promptly after the completion of an initial business combination. On January 4, 2024, the Company deposited $165,000 into the Trust Account to extend the deadline to complete the business combination from January 4, 2024 to April 4, 2024. On February 20, 2024, the Company further raised $20,000 from the sponsor against a promissory note. In connection with this extension, on December 28, 2023, the Company entered into a non-interest bearing promissory note with the Sponsor for $660,000, that is payable on the earlier of January 4, 2025 or promptly after the completion of an initial business combination. Pursuant to the Trust Agreement Amendment, the Company has extended the date by which it has to complete a business combination from the Termination Date up to ten (10) times, with the first extension comprised of three months, and the subsequent nine (9) extensions comprised of one month each from the Termination Date, or extended date, as applicable, to January 4, 2025 by providing five days’ advance notice to the trustee prior to the applicable Termination Date, or extended date, and depositing into the Trust Account $55,000 for each monthly extension (the “Extension Payment”) until January 4, 2025 (assuming a business combination has not occurred). As on June 30, 2024, there was an amount of $1,042,500 outstanding as loan against a promissory note issued to the Sponsor for extension of the period of business combination from October 4, 2023 to July 4, 2024. Subsequent to June 30, 2024, the company has deposited $55,000 to extend the timeline for completion of business combination from July 4, 2024 to August 4, 2024. On August 7, 2024, the company has deposited $55,000 to extend the timeline for completion of business combination from August 4, 2024 to September 4, 2024.

Due to Related Party

The Sponsor paid certain formation, operating or deferred offering costs on behalf of the Company. These amounts are due on demand and non-interest bearing. As of June 30, 2024 and December 31, 2023, due to related party amounted to $449,708 and $199,318, respectively.

Advisory Services Agreement

The Company engaged TenX Global Capital LP (“TenX”), a related party to the Company, as an advisor in connection with the Initial Public Offering and business combination, to assist in hiring consultants and other services providers in connection with our Initial Public Offering and the business combination, assist in the preparation of unaudited condensed financial statements and other relevant services to commence trading including filing the necessary documents as part of the transaction. Further, TenX will assist in preparing the Company for investor presentations, conferences for due diligence, deal structuring and term negotiations.

During the period from September 15, 2021 (inception) through June 30, 2024, a cash fee of $200,000 has been incurred as deferred offering costs for these services of which $160,000 has been paid by the Sponsor through December 31, 2022 and additional $40,000 was paid subsequently through December 31, 2023.

Administration fee

Commencing on the effective date of the registration statement, an affiliate of the Sponsor shall be allowed to charge the Company an allocable share of its overhead, up to $10,000 per month up to the close of the business combination, to compensate it for the Company’s use of its offices, utilities and personnel. An administration fee of $30,000 and $60,000 was recorded and paid for the three and six months ended June 30, 2024 respectively.

Note 5 - Related Party Transactions

On September 28, 2021, the Sponsor received 1,437,500 of the Company’s Class B ordinary shares in exchange for $25,000 paid for deferred offering costs borne by the Sponsor.

On January 8, 2022, the board of directors of the Company and the Sponsor, as sole shareholder of the Company, approved, through a special resolution, the following share capital changes (see Note 7):

(a) Each of the authorized but unissued 200,000,000 Class A ordinary shares were cancelled and re-designated as the ordinary shares of $0.0001 par value each;

(b) Each of the 1,437,500 Class B ordinary shares in issue were repurchased in consideration for the issuance of 1,437,500 ordinary shares of $0.0001 par value each; and

(c) Upon completion of the above steps, the authorized but unissued 20,000,000 Class B ordinary shares were cancelled.

On January 8, 2022, the Company issued an additional 287,500 ordinary shares to the Sponsor for no additional consideration, resulting in the Sponsor holding an aggregate of 1,725,000 ordinary shares (the “Founder Shares”). The issuance was considered as a bonus share issuance, in substance a recapitalization transaction, which was recorded and presented retroactively. The Founder Shares include an aggregate of up to 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part (refer Note 7). On January 6, 2023, the underwriters notified the Company that it is exercising the over-allotment option with respect to the 900,000 additional Units, which was subsequently closed on January 9, 2023, generating gross proceeds to the Company of $9,000,000. Simultaneously, an amount of $352,350 due to related party was converted into over-allotment of Private Placement, and the underwriter deposited additional $34,650 on behalf of Sponsor for 17,325 Founder Shares for $2.00 per share which was sold by the Sponsor to underwriters. As a result, the Sponsor purchased additional 38,700 Private Units, an aggregate of 409,200 units at a price of $10.00 per Private Placement Unit (an aggregate of $4,092,000).

On January 3, 2023, the Founder Shares and Private Units were placed into an escrow account maintained by American Stock Transfer & Trust Company acting as escrow agent. The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.

Promissory Note — Related Party

On September 30, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note was amended and restated on November 23, 2021, to change the December 31, 2021 due date to March 31, 2022, amended and restated on January 26, 2022 to change the March 31, 2022 due date to May 31, 2022 and amended and restated again on October 20, 2022 to change the May 31, 2022 due date to December 31, 2022. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2022, or (ii) the consummation of the IPO. As of December 31, 2022, there were no amounts outstanding under the Promissory Note and the Promissory Note had then expired.

On September 27, 2023, the Company notified Equiniti Trust Company, the trustee of the Company’s trust account (the “Trust Account”), that it was extending the time available to the Company to consummate its initial business combination from October 4, 2023, to January 4, 2024 (the “Extension”). The Extension is the first of up to three (3) three-month extensions permitted under the Company’s governing documents.

Pursuant to the terms of the Company’s Amended and Restated Memorandum and Articles of Association, on September 27, 2023, in connection with the Extension, the Company’s sponsor, Alphamade Holding LP, transferred an aggregate of $690,000 (the “Extension Payment”) into the Trust Account, on behalf of the Company, and was subsequently deposited into Trust Account on October 5, 2023. This deposit was made in respect of a non-interest-bearing loan to the Company (the “Loan”). If the Company completes an initial business combination by January 4, 2024, the outstanding principal amount of the Loan will be converted into shares of the Company’s ordinary shares. If the Company does not complete its initial business combination by January 4, 2024, the Company may only repay the Loan from funds held outside of the Trust Account. As of December 31, 2023, a promissory note was issued to the Sponsor for the amount of $690,000.

Due to Related Party

The Sponsor paid certain formation, operating or deferred offering costs on behalf of the Company. These amounts are due on demand and non-interest bearing. As of December 31, 2023 and 2022, due to related party amounted to $199,318 and $380,566, respectively.

Advisory Services Agreement

The Company engaged TenX Global Capital LP (“TenX”), a related party to the Company, as an advisor in connection with the Initial Public Offering and business combination, to assist in hiring consultants and other services providers in connection with our Initial Public Offering and the business combination, assist in the preparation of financial statements and other relevant services to commence trading including filing the necessary documents as part of the transaction. Further, TenX will assist in preparing the Company for investor presentations, conferences for due diligence, deal structuring and term negotiations.

During the period from September 15, 2021 (inception) through December 31, 2023, a cash fee of $200,000 has been incurred as deferred offering costs for these services of which $160,000 has been paid by the Sponsor through December 31, 2021 and additional $40,000 was paid subsequently during the year ended December 31, 2023.

Administration fee

Commencing on the effective date of the registration statement, an affiliate of the Sponsor shall be allowed to charge the Company an allocable share of its overhead, up to $10,000 per month up to the close of the business combination, to compensate it for the Company’s use of its offices, utilities and personnel. An administration fee of $120,000 was recorded for the year ended December 31, 2022.